Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Future Amortization of Intangible Assets	Future amortization of intangible assets is as follows:
2021	$25,000
2022	25,000
2023	25,000
2024	25,000
Total	$100,000